Segment information - Reporting segments (Details)		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021 segment item
Disclosure of operating segments
Number of distinct businesses | item		2
Number of reportable segments		6
ORYX GTL
Disclosure of operating segments
Interest in joint ventures (as a percent)	49.00%
Fuels | ORYX GTL
Disclosure of operating segments
Interest in joint ventures (as a percent)	49.00%
Fuels | South Africa
Disclosure of operating segments
Percentage of supply of fuel	40.00%	40.00%
Chemicals Business
Disclosure of operating segments
Number of reportable segments		3